March 13, 2007

                              U.S. Securities and
                               Exchange Commission
                               100 F Street, N.E.
                              Washington, DC 20549

            Re: Pruco Life Flexible Premium Variable Annuity Account
                              (File No. 811-07325)

o SP Advisor Variable Annuity
(File No.: 333-52780)
o SP Anuity One/Plus Variable Annuity
(File No.: 333-37728)
o SP FlexElite Variable Annuity
(File No.: 333-75702)
o SP Select Variable Annuity
(File No.: 333-52754)

Dear Commissioners:

On behalf of Pruco Life Insurance Company ("Pruco Life") and the Pruco Life Flexible Premium Variable Annuity Account (the "Account"), we hereby submit pursuant to Rule 30b2-1(b) under the Investment Company Act of 1940 (the "Act"), that Pruco Life has transmitted to the contractholders of the above-referenced variable annuities the annual report of each applicable underlying fund, for the period ended December 31, 2006. As indicated by the filing information set forth below, those annual reports were filed with the Commission, and we incorporate those filings by reference in this filing solely for purposes of meeting our obligations under Rule 30b2-1.

In addition to information transmitted herewith, we incorporate by reference the annual reports with respect to the following underlying mutual funds:

 1.Filer/Entity:           American Skandia Trust
 Registration No.:         811-05186
 CIK No.:                  0000814680
 Accession No.:            0001209286-07-000057
 Date of Filing:           03/12/2007

 2.Filer/Entity:           Evergreen Variable Annuity Trust Fund
 Registration No.:         811- 08716
 CIK No.:                  0000928754
 Accession No.:            0001379491-07-000024
 Date of Filing:           02/28/2007

 3.Filer/Entity:           Gartmore Variable Insurance Trust
 Registration No.          811-03213
 CIK No.:                  0000353905
 Accession No.:            0001193125-07-048074
 Date of Filing:           03/07/2007

 4.Filer/Entity:           Janus Aspen Series
 Registration No.:         811-07736
 CIK No.:                  0000906185
 Accession No.:            0001104659-07-013367
 Date of Filing:           02/27/2007

 5.Filer/Entity:           The Prudential Series Fund
 Registration No.:         811-03623
 CIK No.:                  0000711175
 Accession No.:            0001193125-07-051163
 Date of Filing:           03/12/2007


If you have any questions regarding this filing, please contact me at (973) 802-6997.

Sincerely,

 /s/ C. Christopher Sprague
 ------------------------------------
 C. Christopher Sprague
 Vice President, Corporate Counsel




                                 March 13, 2007

                       Securities and Exchange Commission
                                100 F Street, NE
                              Washington, DC 20549

            Re: Pruco Life Flexible Premium Variable Annuity Account
                              (File No. 811-07325)

Discovery Choice Variable Annuity
(File No. 333-79201)

Discovery Select Variable Annuity
(File No. 333-06701)

Dear Commissioners:

On behalf of Pruco Life Insurance Company ("Pruco Life") and the Pruco Life Flexible Premium Variable Annuity Account (the "Account"), we hereby submit pursuant to Rule 30b2-1(b) under the Investment Company Act of 1940 (the "Act"), that Pruco Life has transmitted to the contractholders of the above-referenced variable annuities the annual report of each applicable underlying fund, for the period ended December 31, 2006. As indicated by the filing information set forth below, those annual reports were filed with the Commission, and we incorporate those filings by reference in this filing solely for purposes of meeting our obligations under Rule 30b2-1.

In addition to information transmitted herewith, we incorporate by reference the annual reports with respect to the following underlying mutual funds:

 Filer/Entity:             AIM Variable Insurance Funds
 Registration No.:         811-07452
 CIK No.:                  0000896435
 Accession No.:            0000950134-07-003966
 Date of Filing:           02/23/2007

 Filer/Entity:             AllianceBernstein Variable Products Series Fund Inc.
 Registration No.:         811-05398
 CIK No.:                  0000825316
 Accession No.:            0001379491-07-000036
 Date of Filing:           03/05/2007

Filer/Entity:              American Century Variable Portfolios, Inc.
 Registration No.:         811-05188
 CIK No.:                  0000814680
 Accession No.:            0000814680-07-000006
 Date of Filing:           02/23/2007

 Filer/Entity:             Credit Suisse Trust
 Registration No.:         811-07261
 CIK No.:                  0000941568
 Accession No.:            0001104659-07-017643
 Date of Filing:           03/09/07

 Filer/Entity:             Davis Variable Account Fund, Inc.
 Registration No.:         811-09293
 CIK No.:                  0001084060
 Accession No.:            0001084060-07-000002
 Date of Filing:           02/26/07

 Filer/Entity:             Dreyfus Variable Investment Fund
 Registration No.:         811-05125
 CIK No.:                  0000813383
 Accession No.:            0000813383-07-000003
 Date of Filing:           02/21/2007

 Filer/Entity:             Franklin Templeton Variable Insurance Products Trust
 Registration No.:         811-05583
 CIK No.:                  0000837274
 Accession No.:            0001193125-07-044106
 Date of Filing:           03/01/2007

 Filer/Entity:             Janus Aspen Series - Institutional Shares
 Registration No.:         811-07736
 CIK No.:                  0000906185
 Accession No.:            0001104659-07-013367
 Date of Filing:           02/23/2007

 Filer/Entity:             MFS Variable Insurance Trust
 Registration No.:         811-08326
 CIK No.:                  0000918571
 Accession No.:            0000950156-07-000116
 Date of Filing:           02/28/2007

 Filer/Entity:             Premier VIT
 Registration No.:         811-08512
 CIK No.:                  0000923185
 Accession No.:            0001104659-07-017009
 Date of Filing:           03/07/2007

 Filer/Entity:             T. Rowe Price Equity Series Inc. -
                           Equity Income Portfolio
 Registration No.:         811-07143
 CIK No.:                  0000918294
 Accession No.:            0000918294-07-000017
 Date of Filing:           02/26/2007

 Filer/Entity:             T. Rowe Price International Series, Inc. -
                           International Stock Portfolio
 Registration No.:         811-07145
 CIK No.:                  0000918292
 Accession No.:            0000918292-07-000002
 Date of Filing:           02/26/2007

 Filer/Entity:             The Prudential Series Fund
 Registration No.:         811-03623
 CIK No.:                  0000711175
 Accession No.:            0001193125-07-05116
 Date of Filing:           03/12/2007


If you have any questions regarding this filing, please contact me at (973) 802-6997.

Sincerely,

 /s/ C. Christopher Sprague
 C. Christopher Sprague
 Vice President and Corporate Counsel






                                 March 13, 2007

                       Securities and Exchange Commission
                                100 F Street, NE
                              Washington, DC 20549

            Re: Pruco Life Flexible Premium Variable Annuity Account
                              (File No. 811-07325)

Premier Variable Annuity
(File No. 333-130989)

Dear Commissioners:

On behalf of Pruco Life Insurance Company ("Pruco Life") and the Pruco Life Flexible Premium Variable Annuity Account (the "Account"), we hereby submit pursuant to Rule 30b2-1(b) under the Investment Company Act of 1940 (the "Act"), that Pruco Life has transmitted to the contractholders of the above-referenced variable annuity the annual report of the applicable underlying fund, for the period ended December 31, 2006. As indicated by the filing information set forth below, the annual report was filed with the Commission, and we incorporate the filing by reference in this filing solely for purposes of meeting our obligations under Rule 30b2-1.

In addition to information transmitted herewith, we incorporate by reference the annual report with respect to the following underlying mutual fund:


 Filer/Entity:             American Skandia Trust
 Registration No.:         811-05186
 CIK No.:                  0000814679
 Accession No.:            0001209286-07-000057
 Date of Filing:           03/12/2007


If you have any questions regarding this filing, please contact me at (973) 802-6997.

Sincerely,

 /s/ C. Christopher Sprague
 C. Christopher Sprague
 Vice President and Corporate Counsel